Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Text Block]
Note G — Equity
Series A Preferred Stock
On November 1, 2016, the Company commenced an offering of up to $50 million in shares of the Company’s Series A Convertible Redeemable Preferred Stock (“Series A Preferred Stock”), par value $0.0001 per share, together with warrants to acquire the Company’s Common Stock, in a Regulation D 506(c) private placement to accredited investors.
The holders of the Series A Preferred Stock are entitled to receive, when and as authorized by the Board of Directors and declared by the Company out of funds legally available for the payment of dividends, cash dividends at the rate of 5.75% per annum of the initial stated value of $1,000 per share. Since a Listing Event, as defined in the charter, did not occur by March 31, 2018, the cash dividend rate has been increased to 7.50%, until a Listing Event at which time, the annual dividend rate will be reduced to 5.75% of the stated value.
On March 24, 2020, the Company’s Board of Directors unanimously authorized the suspension of the payment of distributions on the Series A Preferred Stock; however, such distributions will continue to accrue in accordance with the terms of the Series A Preferred Stock. Since initial issuance, the Company had declared distributions of approximately $1.3 million of which approximately $0.6 million had been paid to Series A stockholders. As of June 30, 2023 and December 31, 2022, approximately $0.7 million and $0.6 million of Series A Preferred Stock distributions that were accrued and unpaid, respectively, are included in accounts payable and accrued expenses on the Consolidated Balance Sheet.
Series 1 Preferred Stock
On March 29, 2017, the Company filed with the State Department of Assessments and Taxation of Maryland Articles Supplementary to the charter of the Company classifying and designating 97,000 shares of its authorized capital stock as shares of Series 1 Convertible Redeemable Preferred Stock (“Series 1 Preferred Stock”), par value $0.0001 per share. On April 7, 2017, the Company commenced the Regulation D 506(b) private placement of shares of Series 1 Preferred Stock, together with warrants to acquire the Company’s common stock, to accredited investors.
The holders of the Series 1 Preferred Stock are entitled to receive, when and as authorized by the Company’s Board of Directors and declared by us out of legally available funds, cumulative, cash dividends on each share at an annual rate of 5.50% of the stated value pari passu with the dividend preference of the Series A Preferred Stock and in preference to any payment of any dividend on the Company’s common stock; provided that since a Listing Event, as defined in the charter, has not occurred by April 7, 2018, the annual dividend rate on all Series 1 Preferred Stock shares has been increased to 7.00% of the stated value until the occurrence of a Listing Event, at which time, the annual dividend rate will be reduced to 5.50% of the stated value.
Each holder of Series 1 Preferred Stock received, for every $1,000 in shares subscribed by such holder, detachable warrants to purchase 35 shares of the Company’s common stock if the Company’s common stock is listed on a national securities exchange. Since a Listing Event did not occur on or prior to the fifth anniversary of the final closing date of the offering (ie. January 31, 2023), the outstanding warrants automatically expired.
On March 24, 2020, the Company’s Board of Directors unanimously authorized the suspension of the payment of distributions on the Series 1 Preferred Stock, however, such distributions will continue to accrue in accordance with the terms of the Series 1 Preferred Stock. Since initial issuance, the Company had declared distributions of approximately $15.7 million of which approximately $6.4 million had been paid to Series 1 Preferred Stock stockholders. As of June 30, 2023 and December 31, 2022, approximately $9.3 million and $7.9 million of Series 1 Preferred Stock distributions that were accrued and unpaid, respectively, are included in accounts payable and accrued expenses on the consolidated balance sheet.
Warrants
In accordance with its warrant agreement between the Company and Color Up, dated August 25, 2021 (the “Warrant Agreement”), Color Up has the right to purchase up to 1,702,128 shares of common stock, at an exercise price of $11.75 per share for an aggregate cash purchase price of up to $20.0 million (the “Common Stock Warrants”). Each whole Common Stock Warrant entitles the registered holder thereof to purchase one whole share of common stock at a price of $11.75 per share, subject to customary adjustments, at any time following a “Liquidity Event,” which is defined as an initial public offering and/or listing of the common stock on the Nasdaq Global Market, the Nasdaq Global Select Market, or the New York Stock Exchange. The Common Stock Warrants will expire on August 25, 2026.
The Common Stock Warrants are classified as equity and recorded at the issuance date fair value.
Securities Purchase Agreement
On November 2, 2021, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) by and among the Company, the Operating Partnership, and HS3, pursuant to which the Operating Partnership issued and sold to HS3 (a) 1,702,128 newly issued OP Units; and (b) 425,532 newly-issued Class A units of limited partnership of the Operating Partnership (“Class A Units”) which entitle HS3 to purchase up to 425,532 additional OP Units (the “Additional OP Units”) at an exercise price equal to $11.75 per Additional OP Unit, subject to adjustment as provided in the Class A Unit agreement, and HS3 paid to the Operating Partnership cash consideration of $20.0 million. The Additional OP Units are available to be exercised only upon completion of a Liquidity Event, as defined in the Securities Purchase Agreement.
Convertible Noncontrolling Interests
As of June 30, 2023, the Operating Partnership had approximately 17.0 million OP Units outstanding, excluding any equity incentive units granted. Under the terms of the Third Amended and Restated Limited Partnership Agreement, OP Unit holders may elect to exchange certain OP Units for shares of the Company’s Common Stock upon completion of a liquidity event. The OP Units outstanding as of June 30, 2023 are classified as noncontrolling interests within permanent equity on our Consolidated Balance Sheet.
Dividend Reinvestment Plan
The Company has a Dividend Reinvestment Plan (“DRIP”) which allows its stockholders to invest distributions in additional shares of our common stock, subject to certain limits. Stockholders who elect to participate in the DRIP may choose to invest all or a portion of their cash distributions in shares of our common stock at a price equal to our most recent estimated value per share. On March 22, 2018, the Company suspended payment of distributions and as such there are currently no distributions to invest in the DRIP.
Share Repurchase Program
On May 29, 2018, the Company’s Board of Directors suspended the Share Repurchase Program, other than for hardship repurchases in connection with a shareholder’s death. Repurchase requests made in connection with the death of a stockholder can be repurchased at a price per share equal to 100% of the amount the stockholder paid for each share, or once the Company had established an estimated NAV per share, 100% of such amount as determined by the Company’s Board of Directors, subject to any special distributions previously made to the Company’s stockholders. On March 24, 2020, the Board of Directors suspended all repurchases, even in the case of a stockholder’s death.

Note H – Equity
Series A Preferred Stock
On November 1, 2016, the Company commenced an offering of up to $50 million in shares of the Company’s Series A Convertible Redeemable Preferred Stock (“Series A Preferred Stock”), par value $0.0001 per share, together with warrants to acquire the Company’s Common Stock, in a Regulation D 506(c) private placement to accredited investors.
The holders of the Series A Preferred Stock are entitled to receive, when and as authorized by the Board of Directors and declared by the Company out of funds legally available for the payment of dividends, cash dividends at the rate of 5.75% per annum of the initial stated value of $1,000 per share. Since a Listing Event, as defined in the charter, did not occur by March 31, 2018, the cash dividend rate has been increased to 7.50%, until a Listing Event at which time, the annual dividend rate will be reduced to 5.75% of the stated value.
On March 24, 2020, the Company’s Board of Directors unanimously authorized the suspension of the payment of distributions on the Series A Preferred Stock; however, such distributions will continue to accrue in accordance with the terms of the Series A Preferred Stock. Since initial issuance, the Company had declared distributions of approximately $1.2 million of which approximately $0.6 million had been paid to Series A stockholders. As of December 31, 2022 and 2021, approximately $0.6 million and $0.4 million of Series A Preferred Stock distributions that were accrued and unpaid, respectively, are included in accounts payable and accrued expenses on the Consolidated Balance Sheet.
Series 1 Preferred Stock
On March 29, 2017, the Company filed with the State Department of Assessments and Taxation of Maryland Articles Supplementary to the charter of the Company classifying and designating 97,000 shares of its authorized capital stock as shares of Series 1 Convertible Redeemable Preferred Stock (“Series 1 Preferred Stock”), par value $0.0001 per share. On April 7, 2017, the Company commenced the Regulation D 506(b) private placement of shares of Series 1 Preferred Stock, together with warrants to acquire the Company’s common stock, to accredited investors.
The holders of the Series 1 Preferred Stock are entitled to receive, when and as authorized by the Company’s Board of Directors and declared by us out of legally available funds, cumulative, cash dividends on each share at an annual rate of 5.50% of the stated value pari passu with the dividend preference of the Series A Preferred Stock and in preference to any payment of any dividend on the Company’s common stock; provided that since a Listing Event, as defined in the charter, has not occurred by April 7, 2018, the annual dividend rate on all Series 1 Preferred Stock shares has been increased to 7.00% of the stated value until the occurrence of a Listing Event, at which time, the annual dividend rate will be reduced to 5.50% of the stated value.

Each holder of Series 1 Preferred Stock received, for every $1,000 in shares subscribed by such holder, detachable warrants to purchase 35 shares of the Company’s common stock if the Company’s common stock is listed on a national securities exchange. Since a Listing Event did not occur on or prior to the fifth anniversary of the final closing date of the offering (ie. January 31, 2023), the outstanding warrants automatically expired.
On March 24, 2020, the Company’s Board of Directors unanimously authorized the suspension of the payment of distributions on the Series 1 Preferred Stock, however, such distributions will continue to accrue in accordance with the terms of the Series 1 Preferred Stock. Since initial issuance, the Company had declared distributions of approximately $14.3 million of which approximately $6.4 million had been paid to Series 1 Preferred Stock stockholders. As of December 31, 2022 and 2021, approximately $7.9 million and $5.1 million of Series 1 Preferred Stock distributions that were accrued and unpaid, respectively, are included in accounts payable and accrued expenses on the Consolidated Balance Sheet.
Warrants
On August 25, 2021, in connection with the closing of the Transaction, the Company entered into a warrant agreement (the “Warrant Agreement”) pursuant to which it issued to Color Up warrants to purchase up to 1,702,128 shares of common stock, at an exercise price of $11.75 per share for an aggregate cash purchase price of up to $20.0 million (the “Common Stock Warrants”). Each whole Common Stock Warrant entitles the registered holder thereof to purchase one whole share of common stock at a price of $11.75 per share, subject to customary adjustments, at any time following a “Liquidity Event,” which is defined as an initial public offering and/or listing of the common stock on the Nasdaq Global Market, the Nasdaq Global Select Market, or the New York Stock Exchange. The Common Stock Warrants will expire on August 25, 2026.
The Common Stock Warrants are classified as equity and recorded at the issuance date fair value. The issuance date fair value was determined using option pricing models and assumptions that were based on the individual characteristics of the Common Stock Warrants or other instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield and risk-free interest rate.
Tender Offer
On October 5, 2021, Color Up initiated a Tender Offer (the “Offer”) to purchase up to 900,506 shares of common stock of the Company, at a price of $11.75 per share. On November 5, 2021, a total of 878,082 shares of common stock were validly tendered and not validly withdrawn pursuant to the Offer and Color Up accepted for purchase all such shares. Color Up initiated payment of an aggregate of approximately $10.3 million to the stockholders participating in the Offer.
Effective November 8, 2021, Color Up executed a subscription agreement with the Company pursuant to which Color Up acquired the remaining 22,424 shares of common stock not purchased through the Offer at $11.75 per share.
Securities Purchase Agreement
On November 2, 2021, the Company, entered into a securities purchase agreement (the “ Securities Purchase Agreement”) by and among the Company, the Operating Partnership, and HS3, pursuant to which the Operating Partnership issued and sold to HS3 (a) 1,702,128 newly issued OP Units; and (b) 425,532 newly-issued Class A units of limited partnership of the Operating Partnership (“Class A Units”) which entitle HS3 to purchase up to 425,532 additional OP Units (the “Additional OP Units”) at an exercise price equal to $11.75 per Additional OP Unit, subject to adjustment as provided in the Class A Unit agreement, and HS3 paid to the Operating Partnership cash consideration of $20.0 million. The Company used proceeds from the Securities Purchase Agreement for working capital purposes, including expenses related to the Securities Purchase Agreement and the acquisition of two parking lots and related assets. The Additional OP Units are available to be exercised only upon completion of a Liquidity Event, as defined in the Securities Purchase Agreement.

Convertible Noncontrolling Interests
As of December 31, 2022, the Operating Partnership had approximately 17.0 million OP Units outstanding, excluding any equity incentive units granted. Under the terms of the Third Amended and Restated Limited Partnership Agreement, OP Unit holders may elect to exchange certain OP Units for shares of the Company’s Common Stock upon completion of a liquidity event. The OP Units outstanding as of December 31, 2022 are classified as noncontrolling interests within permanent equity on our consolidated balance sheets.
Dividend Reinvestment Plan
The Company has a Dividend Reinvestment Plan (“DRIP”) which allows its stockholders to invest distributions in additional shares of our common stock, subject to certain limits. Stockholders who elect to participate in the DRIP may choose to invest all or a portion of their cash distributions in shares of our common stock at a price equal to our most recent estimated value per share. On March 22, 2018, the Company suspended payment of distributions and as such there are currently no distributions to invest in the DRIP.
Share Repurchase Program
On May 29, 2018, the Company’s Board of Directors suspended the Share Repurchase Program, other than for hardship repurchases in connection with a shareholder’s death. Repurchase requests made in connection with the death of a stockholder can be repurchased at a price per share equal to 100% of the amount the stockholder paid for each share, or once the Company had established an estimated NAV per share, 100% of such amount as determined by the Company’s Board of Directors, subject to any special distributions previously made to the Company’s stockholders. On March 24, 2020, the Board of Directors suspended all repurchases, even in the case of a stockholder’s death.

Fifth Wall Acquisition Corp Three [Member]
Equity [Text Block]
NOTE 7. SHAREHOLDERS’ DEFICIT
Preference Shares
-The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share. As of June 30, 2023 and December 31, 2022, there were no preference shares issued or outstanding.
Class
 A Ordinary Shares-
The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of June 30, 2023 and December 31, 2022, there were 1,348,302 and 28,407,000 Class A ordinary shares outstanding, of which 441,302 and 27,500,000 shares are classified as temporary equity, respectively (see Note 6).
Class
 B Ordinary Shares
- The Company is authorized to issue 20,000,000 Class B ordinary shares with a par value of $0.0001 per share. As of June 30, 2023 and December 31, 2022, there were 6,875,000 Class B ordinary shares issued and outstanding (see Note 4).

Class A ordinary shareholders and Class B ordinary shareholders of record are entitled to one vote for each share held on all matters to be voted on by shareholders and vote together as a single class, except as required by law; provided, that, prior to the initial Business Combination, holders of Class B ordinary shares will have the right to appoint all of the Company’s directors and remove members of the board of directors for any reason, and holders of Class A ordinary shares will not be entitled to vote on the appointment of directors during such time.
Class B ordinary shares will automatically convert into Class A ordinary shares on a one-for-one
basis (the “Initial Conversion Ratio”) (a) at any time and from time to time at the option of the Sponsor; or (b) automatically on the day of the consummation of a Business Combination. Notwithstanding the Initial Conversion Ratio, in the case that additional Class A ordinary shares or any other equity-linked securities, are issued, or deemed issued, by the Company in excess of the amounts offered in the Initial Public Offering and related to the consummation of a Business Combination, including pursuant to a specified future issuance, the ratio at which Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the Sponsor agrees to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted
basis, 20% of the sum of all Class B ordinary shares in issue upon completion of the Initial Public Offering plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with a Business Combination (after giving effect to any redemptions of Class A ordinary shares by public shareholders), excluding any Class A ordinary shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination and any private placement shares issued to the Sponsor, officers or directors upon conversion of working capital loans. The automatic conversion of the Class B ordinary shares into Class A ordinary shares on the day of consummation of the initial Business Combination is not subject to any further triggering events.

NOTE 8. SHAREHOLDERS’ DEFICIT
Preference Shares
-The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share. As of December 31, 2022 and 2021, there were no preference shares issued or outstanding.
Class
 A Ordinary Shares-
The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of December 31, 2022 and 2021, there were 28,407,000 Class A ordinary shares outstanding, of which 27,500,000 are classified as temporary equity (see Note 6).
Class
 B Ordinary Shares
–The Company is authorized to issue 20,000,000 Class B ordinary shares with a par value of $0.0001 per share. As of December 31, 2022 and 2021, there were 6,875,000 Class B ordinary shares issued and outstanding (see Note 4).
Class A ordinary shareholders and Class B ordinary shareholders of record are entitled to one vote for each share held on all matters to be voted on by shareholders and vote together as a single class, except as required by law; provided, that, prior to the initial Business Combination, holders of Class B ordinary shares will have the right to appoint all of the Company’s directors and remove members of the board of directors for any reason, and holders of Class A ordinary shares will not be entitled to vote on the appointment of directors during such time.
Class B ordinary shares will automatically convert into Class A ordinary shares on a one-for-one
basis (the “Initial Conversion Ratio”): (a) at any time and from time to time at the option of the Sponsor; or (b) automatically on the day of the consummation of a Business Combination. Notwithstanding the Initial Conversion Ratio, in the case that additional Class A ordinary shares or any other equity-linked securities, are issued, or deemed issued, by the Company in excess of the amounts offered in the Initial Public Offering and related to the consummation of a Business Combination, including pursuant to a specified future issuance, the ratio at which Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the Sponsor agrees to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted
basis, 20 per cent of the sum of all Class B ordinary shares in issue upon completion of the Initial Public Offering plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with a Business Combination (after giving effect to any redemptions of Class A ordinary shares by public shareholders), excluding any Class
A
ordinary shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination and any private placement shares issued to the Sponsor, officers or directors upon conversion of working capital loans. The automatic conversion of the Class B ordinary shares into Class A ordinary shares
on the day of consummation of the initial Business Combination is not subject to any further triggering events.